Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,397,507	$ 18,654,763	$ 7,028,442	$ (26,282,350)